Balances under contracts with customers and other ifrs 15 disclosures satisfield at year end table (Details) - EUR (€) € in Millions	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					€ 18,675
Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					17,438
Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					1,237
Not later than one year [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					7,465
Not later than one year [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					6,942
Not later than one year [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end					€ 523
Later than one year and not later than two years [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end				€ 4,693
Later than one year and not later than two years [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end				4,407
Later than one year and not later than two years [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end				€ 286
Later than two years and not later than three years [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end			€ 2,646
Later than two years and not later than three years [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end			2,572
Later than two years and not later than three years [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end			€ 74
Later than three years and not later than four years [member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end		€ 1,130
Later than three years and not later than four years [member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end		1,070
Later than three years and not later than four years [member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end		€ 60
Later than four years [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end	€ 2,741
Later than four years [Member] | Construction division [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end	2,447
Later than four years [Member] | Energy infraestructure and Mobility [Member]
DisclosureOfRevenue related to performanc obligations not satisfied at year end [Line Items]
Revenue related to performance obligations not satisfied at year end	€ 294